Other Current Liabilities (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Other Current Liabilities [Abstract]
Accrued payroll and welfare	$ 51,709	$ 51,092
Accrued rental expenses		42,519
Payable for leasehold improvements	4,190	24,593
Other tax payable	11,353	5,737
Others	1,327	6,042
Total current liabilities	$ 68,579	$ 129,983